Description of Business and Organization (Details) - Schedule of company's subsidiaries and VIEs	12 Months Ended
Dec. 31, 2020
LK Technology Ltd. [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of incorporation	Mar. 03, 2011
Entity Incorporation, Place of incorporation	BVI
Percentage of legal ownership	100.00%
Dream Beyond Global Limited [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of incorporation	Dec. 12, 2018
Entity Incorporation, Place of incorporation	BVI
Percentage of legal ownership	100.00%
Superengine Holding Limited [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of incorporation	Jun. 14, 2018
Entity Incorporation, Place of incorporation	BVI
Percentage of legal ownership	100.00%
MMB Limited [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of incorporation	Apr. 11, 2013
Entity Incorporation, Place of incorporation	Hong Kong
Percentage of legal ownership	100.00%
Mobile Media (China) Limited [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of incorporation	Nov. 06, 2007
Entity Incorporation, Place of incorporation	Hong Kong
Percentage of legal ownership	100.00%
Beijing Luokuang Spatial-Temporal Data Technology Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of incorporation	Feb. 01, 2013
Entity Incorporation, Place of incorporation	PRC
Percentage of legal ownership	100.00%
Shenzhen Luokuang Technology Limited [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of incorporation	Dec. 23, 2010
Entity Incorporation, Place of incorporation	PRC
Percentage of legal ownership	100.00%
Beijing Yuanli Anda Technology Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of incorporation	Jun. 13, 2018
Entity Incorporation, Place of incorporation	PRC
Percentage of legal ownership	51.00%
Jiangsu Zhong Chuan Rui You Information and Technology Limited (“Zhong Chuan Rui You”) [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of incorporation	May 26, 2011
Entity Incorporation, Place of incorporation	PRC
Percentage of legal ownership	100.00%
Huoerguosi Luokuang Information and Technology Limited [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of incorporation	Jul. 19, 2017
Entity Incorporation, Place of incorporation	PRC
Percentage of legal ownership	100.00%
Shenzhen Jiu Zhou Shi Dai Digital and Technology Limited [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of incorporation	Nov. 26, 2004
Entity Incorporation, Place of incorporation	PRC
Percentage of legal ownership	100.00%
Luokuang Zhitong Technology Limited [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of incorporation	May 18, 2020
Entity Incorporation, Place of incorporation	PRC
Percentage of legal ownership	51.00%
BOTBRAIN AI LIMITED [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of incorporation	May 22, 2019	[1]
Entity Incorporation, Place of incorporation	BVI	[1]
Percentage of legal ownership	67.36%	[1]
BOTBRAIN LIMITED [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of incorporation	Sep. 10, 2019	[1]
Entity Incorporation, Place of incorporation	Hong Kong	[1]
Percentage of legal ownership	67.36%	[1]
Beijing BotBrain AI Information Technology Ltd. [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of incorporation	Jan. 14, 2020	[1]
Entity Incorporation, Place of incorporation	PRC	[1]
Percentage of legal ownership	67.36%	[1]
Nanjing BotBrain AI Technology Ltd. [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of incorporation	Mar. 06, 2019
Entity Incorporation, Place of incorporation	PRC
Percentage of legal ownership	43.78%
Superengine Graphics Software Technology Development (Suzhou) Co., Ltd. (“Suzhou Superengine”) [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of incorporation	Apr. 02, 2004
Entity Incorporation, Place of incorporation	PRC
Percentage of legal ownership	100.00%
Anhui Superengine Intelligent Technology co., Ltd [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of incorporation	Oct. 26, 2017
Entity Incorporation, Place of incorporation	PRC
Percentage of legal ownership	100.00%
SuperEngine (Hainan) Technology Development Limited [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of incorporation	Aug. 20, 2020
Entity Incorporation, Place of incorporation	PRC
Percentage of legal ownership	100.00%
Beijing Zhong Chuan Shi Xun Technology Limited (“Zhong Chuan Shi Xun”) [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of incorporation	May 17, 2004
Entity Incorporation, Place of incorporation	PRC
Percentage of legal ownership	100.00%
Beijing BotBrain AI Technology Ltd. (“Beijing Botbrain”) [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of incorporation	Jan. 18, 2016	[1]
Entity Incorporation, Place of incorporation	PRC	[1]
Percentage of legal ownership	67.36%	[1]

[1]	Acquired on December 4, 2020